Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (19,217,758)	$ (10,978,068)	$ 226,026
Associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(47,699)	(4,965,250)	(701,006)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(19,170,059)	(6,012,818)	927,032
Central Cervecera De Colombia Sas [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(10,565,966)	(9,410,015)	(5,935,519)
Zona Franca Central Cervecera S A S [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(1,710,319)	(1,965,827)	2,904,998
Aguas Danone De Origen S.a. [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(9,695,813)	2,533,720	0
Cerveceria Austral Sa [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	2,802,039	2,829,304	3,957,553
Aguas Danone De Argentina S A [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(45,336)	(5,272,903)	0
Other Companies [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (2,363)	$ 307,653	$ (701,006)